Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments
The plan will have a total duration of five years and will be divided into three cycles of three years each. The first cycle commenced in 2018 and will be finalized on December 31, 2020, with delivery of the respective shares in 2021. The maximum number of shares assigned to this cycle of the plan was 8,466,996 shares and the outstanding shares at December 31, 2018 8,451,511, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2018	Unit fair value
TSR Objective	4,233,498	4,225,755.5	4.52
FCF Objective	4,233,498	4,225,755.5	6.46
The first cycle commenced in 2018 and will be finalized on December 31, 2020, with delivery of the respective shares in 2021. The maximum number of shares assigned to this cycle of the plan was 787,500 shares and the outstanding shares at December 31, 2018 785,750, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2018	Unit fair value (euros)
TSR Objective	393,750	392,875	4.52
FCF Objective	393,750	392,875	6.46